Fair Value of Measurements - Additional Information (Details) - Graf Acquisition Corp. IV [Member] - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets transferred from level 1 to 2	$ 0	$ 0	$ 0	$ 0			$ 0
Fair value of assets transferred from level 2 to 1	0	0	0	0			0
Fair value assets transferred into (out of) level 3	0	0	0	0			0
Increase decrease in fair value of derivative warrant liabilities	283,300	$ (1,605,330)	519,370	$ (4,296,600)	$ (4,863,180)	$ (5,665,840)	(5,146,470)
Assets Held-in-trust, Noncurrent	63,529,895		63,529,895			$ 171,656,153	173,488,201
Cash withdrawn from Trust Account in connection with redemption			113,296,457
Withdrew for franchise and income taxes from trust account			381,239				568,642
Increase in fair value of derivative warrant liability	1,800,000		2,000,000.0
Demand deposit account
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	$ 0		$ 0				602,742
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent							$ 172,885,459